Due From Financial Institutions at Amortized Cost - Summary of Changes in the Allowances for Due from Financial Institutions Losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transfer between stages:
Reversal of credit losses	₩ 8,504	₩ 5,234	₩ (483)
Due from financial institutions measured at amortized cost | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	2,947	3,164
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Reversal of credit losses	(51)	(416)
Business combination		154
Others	73	45
Ending	2,969	2,947	3,164
Due from financial institutions measured at amortized cost | Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	34	1,188
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Reversal of credit losses	(35)	(1,128)
Business combination		0
Others	1	(26)
Ending	0	34	1,188
Due from financial institutions measured at amortized cost | Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [line Items]
Beginning	282	360
Transfer between stages:
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Reversal of credit losses	(282)	0
Business combination		0
Others	0	(78)
Ending	₩ 0	₩ 282	₩ 360